Commitments and contingencies (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥) employee lawsuit
lawsuit in china bought by previous suppliers
Commitments and contingencies
Lawsuits | lawsuit	851
Estimate potential loss	¥ 962.7
Lawsuit in China bought by previous suppliers pending Court's decision
Commitments and contingencies
Lawsuits | lawsuit	172
Estimate potential loss	¥ 173.2
labor dispute brought by employees
Commitments and contingencies
Lawsuits | employee	1,332
Approximate amount sought in legal proceedings by plaintiff	¥ 66.6